Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency
Reduction In APIC Pool Of Excess Tax Benefits From Stock Based Compensation Transactions		$ 966,000
Income tax benefits attributable to stock-based compensation	777,000		1,291,000
Foreign pretax loss	5,473,000	12,897,000	2,410,000
Deferred tax asset, valuation allowance	5,185,000	8,846,000
Valuation allowance, Reversed	3,644,000
Tax deduction, percentage	9.00%
Increased net earnings		2,035,000	1,696,000
Increased net earnings, per share		$ 0.04	$ 0.04
Deferred tax assets, other comprehensive loss	73,588,000	58,277,000	42,998,000
Operating loss carryforwards, amount	179,029,000	140,738,000
Operating loss carryforwards, expiration dates	2032
Deferred tax assets, carryforwards	8,891,000	10,835,000
Domestic and foreign tax credits, amount	10,124,000	3,761,000
Domestic and foreign tax credits, valuation allowance	1,387,000	556,000
Undistributed net earnings	23,400,000
Unrecognized tax benefits potentially affecting income tax rate if recognized	14,386,000	4,915,000
Change in unrecognized tax benefits	15,380,000	9,288,000	11,011,000	16,722,000
Refunds tax	1,617,000	3,010,000	5,571,000
Refund tax, per share	$ 0.04	$ 0.07	$ 0.12
Interest expense on accrual for uncertain tax positions	119,000	305,000	1,327,000
Noncurrent Liability
Income Tax Contingency
Accrued interest	156,000	220,000
Tax benefit on interest accrued for uncertain tax positions	102,000	144,000
Current Liability
Income Tax Contingency
Accrued interest	179,000	54,000
Tax benefit on interest accrued for uncertain tax positions	0	35,000
Minimum
Income Tax Contingency
Alternative Minimum Tax credits	6,295,000
Domestic and foreign tax credits, expiration dates	2018
Maximum
Income Tax Contingency
Domestic and foreign tax credits, expiration dates	2031
Change in unrecognized tax benefits	9,834,000
Canadian Subsidiary
Income Tax Contingency
Deferred tax asset, valuation allowance		$ 2,680,000